TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 33.6%
	FIXED INCOME - 33.6%
1,399,000	iShares iBoxx High Yield Corporate Bond ETF(b)	$ 122,888,160
1,122,000	SPDR Bloomberg Barclays High Yield Bond ETF(b)	123,161,940
		246,050,100

	TOTAL EXCHANGE-TRADED FUNDS (Cost $245,992,657)	246,050,100

	OPEN END FUNDS — 66.0%
	FIXED INCOME - 66.0%
12,284,399	American High-Income Trust, Class F-3	129,600,414
11,523,688	BlackRock High Yield Bond Portfolio, Institutional Class	91,152,374
3,170,739	BNY Mellon High Yield Fund, Class I	19,595,170
5,315,594	JPMorgan High Yield Fund, Class I	38,856,992
4,997,439	Lord Abbett High Yield Fund, Class I	38,030,514
11,086,475	PIMCO High Yield Fund, Institutional Class	100,886,924
2,032,775	SEI Institutional Managed Trust - High Yield Bond	14,351,394
3,282,806	TIAA-CREF Core Bond Fund	35,749,755
1,493,177	TIAA-CREF High Yield Fund, Institutional Class	14,379,297
		482,602,834

	TOTAL OPEN END FUNDS (Cost $477,750,032)	482,602,834

	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
1,895,446	FIFTH THIRD BANK SAFE TRUST, 0.01% (Cost $1,895,446)(a)	1,895,446

	COLLATERAL FOR SECURITIES LOANED – 34.1%
249,239,985	Fidelity Investments Money Market Government Portfolio – Institutional Class, 0.01% (Cost $249,239,985)(a)(c)	249,239,985

	TOTAL INVESTMENTS – 133.9% (Cost $974,878,120)	$ 979,788,365
	LIABILITIES IN EXCESS OF OTHER ASSETS – (33.9)%	(248,303,576)
	NET ASSETS - 100.0%	$ 731,484,789

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

TOEWS TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

(a) (b) (c)

Rate disclosed is the seven day effective yield as of July 31, 2021.

All or a portion of the security is on loan. Total loaned securities had a value of $244,283,936 at July 31, 2021.

Security purchased with cash proceeds of securities lending collateral

TOEWS HEDGED OCEANA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 80.8%
	FIXED INCOME - 80.8%
210,000	iShares Core U.S. Aggregate Bond ETF					$ 24,456,600
281,000	Vanguard Total Bond Market ETF					24,379,560
						48,836,160

	TOTAL EXCHANGE-TRADED FUNDS (Cost $48,054,192)					48,836,160

	SHORT-TERM INVESTMENTS — 14.7%
	MONEY MARKET FUNDS - 14.7%
8,858,269	FIFTH THIRD BANK SAFE TRUST, 0.01% (Cost $8,858,269)(a)					8,858,269

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.3%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.3%
184	S&P500 EMINI OPTN Sep21P ESU1P 3750 Index	EDF	09/17/2021	$ 3,750	$ 34,500,000	$ 115,920
90	S&P500 EMINI OPTN Sep21P ESU1P 3800 Index	EDF	09/17/2021	3,800	17,100,000	65,250

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $175,800)					181,170

	TOTAL INVESTMENTS - 95.8% (Cost $57,088,261)					$ 57,875,599
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.2%					2,562,792
	NET ASSETS - 100.0%					$ 60,438,391

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(c)	Unrealized Depreciation
514	ICE US mini MSCI EAFE Index Futures			09/17/2021	$ 59,608,580	$ (102,733)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
EDF	- ED&F Man Capital Markets, Inc.

(a)	Rate disclosed is the seven day effective yield as of July 31, 2021.
(b)	Each contract is equivalent to one futures contract.

TOEWS HEDGED OCEANA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
(c)

The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based.  Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts.  Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments.  The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOEWS HEDGED U.S. FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 78.5%
	FIXED INCOME - 78.5%
526,000	iShares Core U.S. Aggregate Bond ETF					$ 61,257,960
710,000	Vanguard Total Bond Market ETF					61,599,600
						122,857,560

	TOTAL EXCHANGE-TRADED FUNDS (Cost $120,907,066)					122,857,560

	SHORT-TERM INVESTMENTS — 12.6%
	MONEY MARKET FUNDS - 12.6%
19,706,700	FIFTH THIRD BANK SAFE TRUST, 0.01% (Cost $19,706,700)(a)					19,706,700

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.2%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.2%
705	S&P500 EMINI OPTN Sep21P ESU1P 3620 Index	EDF	09/17/2021	$ 3,620	$ 127,605,000	$ 317,250

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $458,250)					317,250

	TOTAL INVESTMENTS - 91.3% (Cost $141,072,016)					$ 142,881,510
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.7%					13,583,677
	NET ASSETS - 100.0%					$ 156,465,187

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(c)	Unrealized Appreciation
154	CME E-Mini NASDAQ 100 Index Future			09/17/2021	$ 46,063,864	$ 2,576,594
493	CME E-Mini Standard & Poor's 500 Index Future			09/17/2021	108,201,175	3,549,750
	TOTAL FUTURES CONTRACTS					$ 6,126,344

ETF	- Exchange-Traded Fund
EDF	- ED&F Man Capital Markets, Inc.

TOEWS HEDGED U.S. FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

(a)	Rate disclosed is the seven day effective yield as of July 31, 2021.
(b)	Each contract is equivalent to one futures contract.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOEWS HEDGED U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 78.6%
	FIXED INCOME - 78.6%
328,000	iShares Core U.S. Aggregate Bond ETF					$ 38,198,880
439,000	Vanguard Total Bond Market ETF					38,087,640
						76,286,520

	TOTAL EXCHANGE-TRADED FUNDS (Cost $75,065,398)					76,286,520

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 12.3%
	MONEY MARKET FUNDS - 12.3%
11,919,735	FIFTH THIRD BANK SAFE TRUST, 0.01% (Cost $11,919,735)(a)					11,919,735

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.2%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.2%
861	Emin Russ 2000 Op Sep21P RTYU1P 1710 Index	EDF	09/17/2021	$ 1,710	$ 73,615,500	$ 202,335

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $272,454)					202,335

	TOTAL INVESTMENTS - 91.1% (Cost $87,257,587)					$ 88,408,590
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.9%					8,634,255
	NET ASSETS - 100.0%					$ 97,042,845

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(c)	Unrealized Depreciation
430	CME E-mini Russell 2000 Index Futures			09/17/2021	$ 47,764,400	$ (2,117,830)
178	CME E-Mini Standard & Poor's MidCap 400 Index			09/17/2021	48,036,860	(406,342)
	TOTAL FUTURES CONTRACTS					$ (2,524,172)

ETF	- Exchange-Traded Fund
EDF	- ED&F Man Capital Markets, Inc.

TOEWS HEDGED U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

(a)	Rate disclosed is the seven day effective yield as of July 31, 2021.
(b)	Each contract is equivalent to one futures contract.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOEWS UNCONSTRAINED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 66.5%
	FIXED INCOME - 66.5%
72,100	iShares Core U.S. Aggregate Bond ETF	$ 8,396,766
64,000	iShares iBoxx High Yield Corporate Bond ETF(b)	5,621,760
130,300	iShares TIPS Bond ETF	17,014,574
51,000	SPDR Bloomberg Barclays High Yield Bond ETF(b)	5,598,270
96,900	Vanguard Total Bond Market ETF	8,407,044
		45,038,414

	TOTAL EXCHANGE-TRADED FUNDS (Cost $44,248,810)	45,038,414

Shares		Fair Value
	OPEN END FUNDS — 33.1%
	FIXED INCOME - 33.1%
749,315	American High-Income Trust, Class F-3	7,905,276
1,280,411	BlackRock High Yield Bond Portfolio, Institutional Class	10,128,047
344,828	JPMorgan High Yield Fund, Class I	2,520,690
3	PIMCO High Yield Fund, Institutional Class	27
88,126	TIAA-CREF Core Bond Fund	959,694
98,753	TIAA-CREF High Yield Fund, Institutional Class	950,988
		22,464,722

	TOTAL OPEN END FUNDS (Cost $22,200,059)	22,464,722

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
304,573	FIFTH THIRD BANK SAFE TRUST, 0.01% (Cost $304,573)(a)	304,573

	COLLATERAL FOR SECURITIES LOANED – 16.2%
10,993,000	Fidelity Investments Money Market Government Portfolio – Institutional Class, 0.01% (Cost $10,993,000) (a) (c)	10,993,000

	TOTAL INVESTMENTS – 116.2% (Cost $77,746,442)	$ 78,800,709
	LIABILITIES IN EXCESS OF OTHER ASSETS – (16.2)%	(10,992,318)
	NET ASSETS - 100.0%	$ 67,808,391

TOEWS UNCONSTRAINED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of July 31, 2021.
(b) (c)	All or a portion of the security is on loan. Total loaned securities had a value of $10,772,600 at July 31, 2021. Security purchased with cash proceeds of securities lending collateral

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 79.1%
	FIXED INCOME - 79.1%
473,600	iShares Core U.S. Aggregate Bond ETF					$ 55,155,456
636,600	Vanguard Total Bond Market ETF					55,231,416
						110,386,872

	TOTAL EXCHANGE-TRADED FUNDS (Cost $109,066,624)					110,386,872

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 8.6%
	MONEY MARKET FUNDS - 8.6%
11,941,224	FIFTH THIRD BANK SAFE TRUST, 0.01% (Cost $11,941,224)(a)					11,941,224

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.2%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.2%
623	Emin Russ 2000 Op Sep21P RTYU1P 1710 Index	EDF	09/17/2021	$ 1,710	$ 53,266,500	$ 146,405
127	S&P500 EMINI OPTN Sep21P ESU1P 3620 Index	EDF	09/17/2021	3,620	22,987,000	57,150
125	S&P500 EMINI OPTN Sep21P ESU1P 3750 Index	EDF	09/17/2021	3,750	23,437,500	78,750
65	S&P500 EMINI OPTN Sep21P ESU1P 3800 Index	EDF	09/17/2021	3,800	12,350,000	47,125

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $401,629)					329,430

	TOTAL INVESTMENTS - 87.9% (Cost $121,409,477)					$ 122,657,526
	OTHER ASSETS IN EXCESS OF LIABILITIES- 12.1%					16,819,182
	NET ASSETS - 100.0%					$ 139,476,708

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(c)	Unrealized Appreciation (Depreciation)
28	CME E-Mini NASDAQ 100 Index Future			09/17/2021	$ 8,375,248	$ 470,187
313	CME E-mini Russell 2000 Index Futures			09/17/2021	34,768,040	(1,501,740)
88	CME E-Mini Standard & Poor's 500 Index Future			09/17/2021	19,313,800	635,713
129	CME E-Mini Standard & Poor's MidCap 400 Index			09/17/2021	34,813,230	(260,774)
360	ICE US mini MSCI EAFE Index Futures			09/17/2021	41,749,200	(71,463)
	TOTAL FUTURES CONTRACTS					$ (728,077)

TOEWS TACTICAL DEFENSIVE ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

ETF	- Exchange-Traded Fund
EDF	- ED&F Man Capital Markets, Inc.

(a)	Rate disclosed is the seven day effective yield as of July 31, 2021.
(b)	Each contract is equivalent to one futures contract.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.